Restructuring and Related Reorganization Charges (Tables)	12 Months Ended
Dec. 31, 2021
Restructuring and Related Activities [Abstract]
Summary of Restructuring and Related Reorganization Activity
The following table summarizes the restructuring and related reorganization activity for the years ended December 31, 2021 and 2020:

	Employee severance and benefits	Others	Total
Accrued liability as of January 1, 2020	$—	$—	$—
Charges	12,961	399	13,360
Payments	(12,961)	(248)	(13,209)

Accrued liability as of December 31, 2020	$—	$151	$151

Charges	3,646	395	4,041
Payments	(3,646)	(546)	(4,192)

Accrued liability as of December 31, 2021	$—	$—	$—